Prepaid Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses

NOTE 3 – PREPAID EXPENSES

The Company has made prepayments to Endless One Global (“E1G”) with regard to E1G’s service in providing data processing, transaction processing and related services for the prepaid debit accounts created for the Company’s customers. Prepayments to E1G were $1,335,255 and $1,274,955 (see NOTE 8 Service Agreement), prepaid rent was $25,000 and $25,000, prepaid consulting fees were $7,500 and $0, and prepayment to a vendor for development of mobile and web applications of $71,450 and $71,450, as of March 31, 2021 and December 31, 2020, respectively. The Company has obtained the approval and received the Business Identification Numbers (“BINs”) from the respective banks in the United States, Mexico, and United Arab Emirates, and expects to start its business operations by July 15, 2021.

NOTE 3 – PREPAID EXPENSES

The Company has made prepayments to Endless One Global (“E1G”) with regard to E1G’s service in providing data processing, transaction processing and related services for the prepaid debit accounts created for the Company’s customers. Prepayments to E1G were $1,274,955 and $959,780 (see NOTE 8 Service Agreement), prepaid rent was $25,000 and $25,000, and prepayment to a vendor for development of mobile and web applications of $71,450 and $0, as of December 31, 2020 and 2019, respectively. The Company has obtained the approval and received the Business Identification Numbers (“BINs”) from the respective banks in the United States, Mexico, and United Arab Emirates, and expects to start its business operations by May 15, 2021.